Basic and diluted loss per share - Summary of Earnings Per Share (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Basic And Diluted Earnings Per Share1 [Abstract]
Net Loss	€ (47,842,729)	€ (45,480,686)	€ (87,043,402)	€ (91,821,509)
Weighted average number of ordinary shares outstanding	68,072,885	54,688,182	66,696,719	54,588,321
Basic loss per share	€ (0.7)	€ (0.83)	€ (1.31)	€ (1.68)
Diluted loss per share	€ (0.7)	€ (0.83)	€ (1.31)	€ (1.68)